Pzena Mid Cap Value Fund
Schedule of Investments
May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.51%
Basic Materials - 5.79%
Dow, Inc.	55,387	$3,765,208
Olin Corp.	62,764	4,129,244
		7,894,452
Consumer Discretionary - 14.79%
Gap, Inc.	68,905	760,022
Gildan Activewear, Inc. (b)	126,215	3,973,248
Lear Corp.	38,836	5,474,323
Newell Brands, Inc.	208,171	4,463,186
PVH Corp.	31,602	2,239,634
Skechers U.S.A., Inc. (a)	82,697	3,258,262
		20,168,675
Consumer Staples - 3.28%
McKesson Corp.	13,592	4,467,554
Energy - 6.90%
Baker Hughes, a GE Co.	18,254	656,779
Cenovus Energy, Inc. (b)	29,746	689,215
Halliburton Co.	91,124	3,690,522
NOV, Inc.	165,627	3,312,540
TechnipFMC PLC (a)(b)	129,300	1,065,432
		9,414,488
Financial Services - 28.40%
American International Group, Inc.	69,212	4,061,360
Axis Capital Holdings, Ltd. (b)	87,872	5,146,662
CNO Financial Group, Inc.	155,643	3,201,577
Equitable Holdings, Inc.	162,598	4,944,605
Fifth Third Bancorp	106,123	4,184,430
Invesco, Ltd. (b)	101,065	1,954,597
KeyCorp	206,303	4,117,808
Regions Financial Corp.	195,608	4,320,981
Reinsurance Group of America, Inc.	26,750	3,366,487
Voya Financial, Inc.	49,988	3,429,677
		38,728,184
Health Care - 5.93%
Cardinal Health, Inc.	28,137	1,584,676
Fresenius Medical Care AG & Co KGaA - ADR	130,882	3,993,210
Henry Schein, Inc. (a)	29,254	2,505,312
		8,083,198
Industrials - 15.96%
Axalta Coating Systems, Ltd. (a)(b)	127,465	3,461,949
JELD-WEN Holding, Inc. (a)	161,972	3,049,933
MasTec, Inc. (a)	23,374	1,953,833
Mohawk Industries, Inc. (a)	20,026	2,832,878
Ryder System, Inc.	16,773	1,342,175
Terex Corp.	118,456	4,192,158
Wabtec Corp.	52,232	4,933,835
		21,766,761
Technology - 8.61%
Avnet, Inc.	89,266	4,324,938
Cognizant Technology Solutions Corp. - Class A	42,774	3,195,218
Hewlett Packard Enterprise Co.	80,365	1,253,694
SS&C Technologies Holdings, Inc.	46,469	2,973,551
		11,747,401
Utilities - 6.85%
Edison International	78,000	5,452,980
NRG Energy, Inc.	84,425	3,886,927
		9,339,907
Total Common Stocks (Cost $96,926,708)		131,610,620

SHORT-TERM INVESTMENT - 3.42%
Money Market Fund - 3.42%
Fidelity Institutional Government Portfolio - Class I, 0.60% (c)	4,663,047	4,663,047
Total Short-Term Investment (Cost $4,663,047)		4,663,047

Total Investments (Cost $101,589,755) - 99.93%		136,273,667
Other Assets in Excess of Liabilities - 0.07%		99,397
TOTAL NET ASSETS - 100.00%		$136,373,064

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of May 31, 2022.

Pzena Mid Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2022:

Pzena Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$7,894,452	$-	$-	$7,894,452
Consumer Discretionary	20,168,675	-	-	20,168,675
Consumer Staples	4,467,554	-	-	4,467,554
Energy	9,414,488	-	-	9,414,488
Financial Services	38,728,184	-	-	38,728,184
Health Care	8,083,198	-	-	8,083,198
Industrials	21,766,761	-	-	21,766,761
Technology	11,747,401	-	-	11,747,401
Utilities	9,339,907	-	-	9,339,907
Total Common Stocks	131,610,620	-	-	131,610,620
Short-Term Investment	4,663,047	-	-	4,663,047
Total Investments	$136,273,667	$-	$-	$136,273,667

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.